Intangibles assets and goodwill (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Goodwill, Balance at beginning	$ 414,287
Intangible assets, Balance at beginning	347,616	$ 295,881	$ 182,164
Intangible assets, Additions	331,099	190,268	165,160
Intangible assets, Disposals	(55,712)	(26,612)	(24,832)
Intangible assets, Amortization	(84,104)	(56,084)	(38,613)
Intangible assets, Effect of changes in exchange rates	62,770	(55,837)	12,002
Goodwill, Balance at ending	409,371	414,287
Intangible assets, Balance at ending	601,669	347,616	295,881
Intangibles Related To Acquisitions [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, Balance at beginning	78,613	61,634	78,047
Intangible assets, Additions	962	27,825
Intangible assets, Amortization	(17,763)	(13,320)	(14,784)
Intangible assets, Effect of changes in exchange rates	(2,499)	2,474	(1,629)
Intangible assets, Balance at ending	59,313	78,613	61,634
Internally Developed Intangible [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, Balance at beginning	259,847	224,698	84,137
Intangible assets, Additions	285,670	154,583	165,115
Intangible assets, Disposals	(55,708)	(24,748)	(23,463)
Intangible assets, Amortization	(62,503)	(37,607)	(13,949)
Intangible assets, Effect of changes in exchange rates	64,645	(57,079)	12,858
Intangible assets, Balance at ending	491,951	259,847	224,698
Other Intangibles [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, Balance at beginning	9,156	9,549	19,980
Intangible assets, Additions	44,467	7,860	45
Intangible assets, Disposals	(4)	(1,864)	(1,369)
Intangible assets, Amortization	(3,838)	(5,157)	(9,880)
Intangible assets, Effect of changes in exchange rates	624	(1,232)	773
Intangible assets, Balance at ending	50,405	9,156	9,549
Goodwill [member]
IfrsStatementLineItems [Line Items]
Goodwill, Balance at beginning	414,287	397,538	397,397
Goodwill, Additions	189	44,610
Goodwill, Effect of changes in exchange rates	(5,105)	(27,861)	141
Goodwill, Balance at ending	$ 409,371	$ 414,287	$ 397,538